Average Annual Total Returns{- Fidelity Simplicity RMD 2025 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD 2025 Fund	Fidelity Simplicity RMD 2025 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2025 Fund Return Before Taxes Since Inception		Fidelity Simplicity RMD 2025 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2025 Fund After Taxes on Distributions Since Inception		Fidelity Simplicity RMD 2025 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2025 Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		IXXRW Past 1 year	IXXRW Since Inception
Total	9.22%	12.95%	[1]	7.08%	11.38%	[1]	6.06%	9.62%	[1]	(1.54%)	2.39%	[1]	9.03%	12.12%	[1]

[1]	(a)From August 16, 2019